GOODWILL (Details) - Goodwill - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 13,310	$ 12,239
Acquisitions through business combinations	3	736
Impairment	0	(85)
Dispositions	0	(157)
Foreign currency translation	(82)	577
Balance at end of period	13,231	13,310
Goodwill impairment	$ 0	85
Healthcare Services Operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment		(71)
Goodwill impairment		$ 71